Employment Benefits - Summary of Employment Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Net defined benefit asset	₩ 70,187	₩ 198,626
Net defined benefit obligations	1,033,409	825,927
Other long-term employee benefit obligations	₩ 1,911	₩ 2,794